MINT ORGANICS (Details Narrative) - $ / shares	1 Months Ended
	May 02, 2019	Jun. 10, 2021
Share price		$ 0.167
Mint Organics Florida, Inc [Member] | Exchange Agreement [Member]
Shares issued , business acquisition	2,400,000
Share price	$ 0.049
Mint Organics Florida, Inc [Member] | Series A Preferred Stock [Member]
Shares acquired	150
Warrants acquired	150,000
Shares issued , business acquisition	4,400,000
Share price	$ 0.034